CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 11,868,205	$ 3,925,770
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(22,231,067)	(7,277,660)
Unrealized loss on marketable securities held in Trust Account		68,050
Deferred tax (benefit) provision	(294,084)	294,084
Changes in operating assets and liabilities:
Prepaid expenses	(9,892)	835,706
Accrued expenses	197,421	21,503
Income taxes payable	(375,186)	1,177,856
Net cash used in operating activities	(10,844,603)	(954,691)
Cash flows from investing activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	7,895,936	195,000
Cash withdrawn from Trust Account for working capital purposes	1,000,000	1,000,000
Cash withdrawn from Trust Account in connection with redemption	215,914,673
Net cash provided by investing activities	224,810,609	1,195,000
Cash flows from financing activities:
Redemptions of common stock	(215,914,673)
Net cash used in financing activities	(215,914,673)
Net change in cash	(1,948,667)	240,309
Cash - Beginning of period	3,577,359	3,337,050
Cash - End of period	1,628,692	3,577,359
Supplemental cash flow information:
Cash paid for income taxes	6,761,419	$ 3,128
Non-cash investing and financing activities:
Remeasurement for Class A common stock to redemption amount	14,785,760
Deferred underwriting fee payable	10,500,000
Excise tax liability accrued for common stock redemptions	$ 2,159,147